Ashmore Emerging Markets Short Duration Fund
Ashmore Emerging Markets Short Duration Fund
Investment Objective
The Fund seeks to maximize total return.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold Class A, Class C, Class T or Institutional Class Shares of the Fund. You may qualify for sales charge discounts on a purchase of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in Class A Shares of the Funds. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 128 of the Fund’s prospectus or from your financial advisor. Investors investing in the Fund through an intermediary should consult “Appendix A – Intermediary-Specific Sales Waivers”, which includes information regarding broker-defined sales charges and related discount policies that apply to purchases through certain intermediaries.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Ashmore Emerging Markets Short Duration Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.00%	none	2.50%	none
Maximum Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none
Redemption Fee		none	none	none	none
[1]	For Class A Shares, the CDSC is imposed only where shares are purchased without a front-end sales charge and subsequently redeemed within eighteen months of purchase. For Class C Shares, the CDSC is imposed only on shares redeemed within one year of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Ashmore Emerging Markets Short Duration Fund		Class A Shares	Class C Shares	Class T Shares	Institutional Class Shares
Management Fees		0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.21%	0.24%	0.21%	0.24%
Acquired Fund Fees and Expenses		none	none	none	none
Total Annual Fund Operating Expenses		1.11%	1.89%	1.11%	0.89%
Fee Waiver and/or Expense Reimbursement	[1]	(0.19%)	(0.22%)	(0.19%)	(0.22%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.92%	1.67%	0.92%	0.67%
[1]	Ashmore Investment Advisors Limited (the "Investment Manager") has contractually agreed to waive its fees or reimburse the Fund for other expenses to the extent that Total Annual Fund Operating Expenses (other than Acquired Fund Fees and Expenses, interest expense, taxes, extraordinary expenses, custodial credits, transfer agency credits, and expense offset arrangements) for the Fund's Class A Shares exceed 0.92%, for the Fund's Class C Shares exceed 1.67%, for the Fund's Class T shares exceed 0.92% and for the Fund's Institutional Class Shares exceed 0.67% of the Fund's average daily net assets attributable to the share class. The expense limitation arrangement may be terminated before April 10, 2018 only by the Board of Trustees. Under the Expense Limitation Agreement, the Investment Manager may recoup any amounts waived or reimbursed for 36 months following the end of the month when the waiver or reimbursement occurred, provided total expenses, including such recoupment, do not exceed the applicable annual expense limit, and further that expenses may be recouped only if and to the extent that the expense ratio is less than the annual expense limit in place at the time such expenses were waived or reimbursed.

Examples.
These Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares of the Fund for the time periods indicated, your investment has a 5% return each year and the Fund’s operating expenses remain the same. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement and, for all other periods, on Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
Example: Assuming you redeem your shares at the end of each period
Expense Example - Ashmore Emerging Markets Short Duration Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	490	721	969	1,681
Class C Shares	270	573	1,001	2,194
Class T Shares	342	576	828	1,551
Institutional Class Shares	68	262	472	1,076

Example: Assuming you do not redeem your shares
Expense Example, No Redemption - Ashmore Emerging Markets Short Duration Fund - USD ($)	1 year	3 years	5 years	10 years
Class A Shares	490	721	969	1,681
Class C Shares	170	573	1,001	2,194
Class T Shares	342	576	828	1,551
Institutional Class Shares	68	262	472	1,076

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, adversely affect the Fund’s investment performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies
The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration.

Duration is one measure of the expected life of a fixed income instrument that is used to determine the sensitivity of a security's price to changes in interest rates. Securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Accordingly, bond funds with longer average portfolio durations will generally be more sensitive to changes in interest rates than bond funds with shorter average portfolio durations. By way of example, the price of a bond fund with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point.

Sovereigns are governments of Emerging Market Countries. Quasi-Sovereigns are governmental entities, agencies and other issuers that are more than 50% owned, directly or indirectly, by a Sovereign, or whose obligations are guaranteed by a Sovereign. A Corporate issuer is any issuer other than a Sovereign or a Quasi-Sovereign that is located in an Emerging Market Country or, an issuer deriving at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in one or more Emerging Market Countries or that has at least 50% of its assets in one or more Emerging Market Countries. Emerging Market Country means any country included by the International Monetary Fund in its list of Emerging and Developing Economies, any country which is considered a low-income, lower-middle-income, or upper-middle-income economy by the World Bank, and all countries represented in any widely-recognized index of emerging market securities (e.g., MSCI Emerging and Frontier Markets Index).

The Fund may invest in debt instruments of all types, whether subordinated or unsubordinated, secured or unsecured, quoted or unquoted, rated or unrated, or floating rate or fixed rate. These may include, without limitation, bonds, debentures, notes, convertible securities, commercial paper, loans and related assignments and participations, bank certificates of deposit, fixed time deposits, bankers' acceptances, and money market instruments, including money market funds denominated in U.S. dollars or other currencies. The Fund may invest in obligations of any credit quality, and may invest without limitation in debt securities that are of below investment grade quality (i.e., "junk bonds"). The Fund may invest in companies of any market capitalization, and its allocations among small-, mid- and large-capitalization issuers may vary significantly over time.

The Fund is a "non-diversified" fund.

The Fund may utilize various derivative instruments and related strategies, including to gain exposure to one or more of the issuers referred to above or other assets. The Fund may utilize derivatives of all types and may invest in, without limitation, call and put options (including options on futures contracts), futures and forward contracts and swap agreements (including total return, interest rate, and credit default swaps), credit-linked notes, structured notes and other related instruments with respect to individual currencies, bonds, and securities of any kind, indices and baskets of securities, interest rates and currencies as part of its principal investment strategies. The Fund may use derivatives for hedging or efficient portfolio management purposes, but may also use them to increase the Fund's investment exposure beyond that which it could achieve by investing directly in more conventional securities. The Fund may invest in currency-related transactions, such as currency forward transactions (including deliverable and non-deliverable forwards), currency futures transactions and currency options transactions, and may also invest directly in foreign currencies, in each case for hedging or other investment purposes.

The Fund may invest in equity securities, including warrants, as well as securities of other investment companies, including exchange-traded funds ("ETFs") and other pooled vehicles, if the investment companies invest principally in the types of investments in which the Fund may invest directly.

The Fund will not invest more than 35% of its net assets in any one Emerging Market Country.

In managing the Fund, the Investment Manager's investment committee (the "Investment Committee"), together with the relevant portfolio managers (together with the Investment Committee, the "Investment Team"), employs a largely top-down, active and value-driven investment approach in analyzing emerging markets and currencies. The Fund's investment approach includes an emphasis on the influence of politics (both local and international). The Investment Team combines this top-down approach with an analytically-driven, bottom-up approach to making purchase and sale decisions with respect to individual corporate credits. The Investment Team seeks to invest in a portfolio of short duration fixed-income securities in an effort to limit the Fund's exposure to interest rate risk. The Investment Team seeks opportunities in selected emerging markets that it believes may benefit from significant positive changes, such as political and economic reforms, increases in capital inflows and investor confidence, and seeks to invest in issuers in government and Corporate sectors it expects will benefit from such developments and associated economic development and growth. The Investment Team's investment process focuses on global and emerging markets fundamentals and considers factors such as liquidity and risk management at the macro level. This approach utilizes the Investment Manager's broad and current knowledge of important investment areas in various Emerging Market Countries gained, in part, through research, experience, long-standing relationships with reliable local firms and, where appropriate, visits by its investment personnel to countries in their respective regions of responsibility.

The Fund observes a policy to normally invest at least 80% of its net assets (plus borrowings made for investment purposes) in bonds and other debt instruments issued by Sovereign, Quasi-Sovereign or Corporate issuers of Emerging Market Countries. The Fund's investments in derivatives and other synthetic instruments that have economic characteristics similar to these investments will be counted toward satisfaction of the Fund's 80% investment policy.
Principal Risks
It is possible to lose money on an investment in the Fund. The Fund will be affected by the investment decisions, techniques and risk analyses of the Fund's Investment Manager and there is no guarantee that the Fund will achieve its investment objective. The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return are (in alphabetical order):
  Counterparty and Third Party Risk: Transactions involving a counterparty to a derivative or other instrument, or to a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction;
  Credit Risk: The Fund could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument;
  Currency Management Strategies Risk: Currency management strategies, including the use of forward currency contracts and other derivatives, may substantially change the Fund's exposure to currencies and currency exchange rates and could result in losses to the Fund if currencies do not perform as the Investment Manager anticipates;
  Currency Risk: Foreign (non-U.S.) currencies may decline in value relative to the U.S. dollar and adversely affect the value of the Fund's investments in foreign currencies, securities denominated in foreign currencies or derivatives that provide exposure to foreign currencies;
  Derivatives Risk: Investing in derivative instruments may be considered risky and involves correlation, documentation, interest rate, leverage, liquidity, market, management, interest rate and valuation risks and the risk of losing more than the principal amount invested;
  Emerging Markets Risk: Compared to foreign developed markets, investing in emerging markets may involve heightened volatility, greater political, regulatory, legal and economic uncertainties, less liquidity, dependence on particular commodities or international aid, high levels of inflation, greater custody risk, and certain special risks associated with smaller companies;
  Foreign Investment Risk: Investments in foreign (non-U.S.) issuers, directly or through use of depositary receipts, may be negatively affected by adverse political, regulatory, economic, market or other developments affecting issuers located in foreign countries, currency exchange rates or regulations, or foreign withholding or other taxes, and investing in foreign securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. issuers;
  Geographic Focus Risk: The Fund may be particularly susceptible to economic, political or regulatory events affecting those countries or regions in which the Fund focuses its investments;
  High Yield Risk: Below investment grade securities and unrated securities of similar credit quality (commonly known as "high yield" securities or "junk bonds") are subject to greater levels of credit and liquidity risks than higher quality securities, and are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments;
  Inflation/Deflation Risk: The value of the Fund's investments may decline as inflation reduces the value of money; conversely, if deflation reduces prices throughout the economy there may be an adverse effect on the creditworthiness of issuers in whose securities the Fund invests and an increase in the likelihood of issuer defaults;
  Interest Rate Risk: Debt and other securities and instruments may decline in value due to changes in interest rates, the extended duration of principal payments at below-market interest rates, and/or prepayment. The value of most fixed income securities will generally decline in response to increases in interest rates;
  Investments in Pooled Vehicles Risk: Investing in another investment company or pooled vehicle subjects the Fund to that company's risks, and, in general, to a pro rata portion of that company's fees and expenses in addition to fees and expenses charged by the Fund;
  Issuer Non-Diversification Risk: The Fund is "non-diversified" and is therefore more susceptible to the risks of focusing investments in a small number of issuers, industries or foreign currencies, and the risks of a single economic, political or regulatory occurrence, than funds that are "diversified";
  Issuer Risk: The value of a security or instrument may decline for reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services;
  Large Shareholder Risk: Shareholders of the Fund, such as institutional investors, may disrupt the efficient management of the Fund's operations by purchasing or redeeming Fund shares in large amounts;
  Leverage Risk: Use of leverage, including through borrowings, derivatives and reverse repurchase agreements, will increase volatility of the Fund's investment portfolio and magnify the Fund's investment losses or gains;
  Limited Operating History Risk: The Fund has a limited operating history for investors to evaluate and may not achieve desired asset levels to maximize investment and operational efficiencies;
  Liquidity Risk: Illiquid securities and other instruments may be highly volatile, difficult to value, and difficult to sell or close out at favorable prices or times;
  Management Risk: The Fund's investment return depends on the ability of the Investment Manager to manage the Fund's portfolio successfully; there is a risk that the Investment Manager may be incorrect in its analysis of economic trends, currencies, countries, industries, companies, and the relative attractiveness of asset classes or other matters;
  Market Risk: The value of securities and instruments owned by the Fund may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas;
  Over-the-Counter Risk: Securities and derivatives traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk, and the prices paid by the Fund in over-the-counter transactions may include an undisclosed dealer markup;
  Portfolio Turnover Risk: If the Fund frequently trades its securities, this will increase transaction costs, may result in taxable capital gains, and may reduce the Fund's investment performance;
  Small and Mid-Sized Companies Risk: Investments in securities issued by small and mid-sized companies tend to be more vulnerable to adverse developments than larger companies, and may present increased volatility and liquidity risk; and
  Valuation Risk: Certain securities and instruments may be difficult to value, and to the extent the Fund sells a security or instrument at a price lower than that used to value the security, its net asset value will be adversely affected.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
The bar chart and performance table that follow provide some indication of the risks of investing in the Fund by showing changes in the Fund’s Institutional Class Shares’ performance from year to year and comparing the Fund’s average annual total returns with those of a broad-based market index. The bar chart and the information immediately below it show only the performance of the Fund’s Institutional Class Shares. Although Class A, Class C and Class T Shares would have similar annual returns (because all the Fund’s shares represent interests in the same portfolio of securities), Class A, Class C and Class T performance would be lower than Institutional Class performance because of the lower expenses paid by Institutional Class Shares of the Fund. Class C Shares and Class T Shares of the Fund were not outstanding during the periods shown. The bar chart does not reflect any sales loads applicable to Class A, Class C or Class T Shares. The performance shown in the bar chart would be lower if it reflected sales charges applicable to Class A, Class C and Class T Shares. You may obtain the Fund’s updated performance information by visiting the website at www.ashmoregroup.com or by calling 866-876-8294. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Calendar Year Total Return—Institutional Class Ashmore Emerging Markets Short Duration Fund % Total Return

The best calendar quarter return during the period shown above was 8.16% in the second quarter of 2016; the worst was -1.51% in the third quarter of 2015.
Average Annual Total Return (For the period ended December 31, 2016)
Average Annual Total Returns - Ashmore Emerging Markets Short Duration Fund	1-Year	Since Inception	Inception Date
Institutional Class	23.39%	9.47%	Jun. 24, 2014
Institutional Class | Return after taxes on distributions	17.28%	5.35%	Jun. 24, 2014
Institutional Class | Return after taxes on distributions and sale of Fund shares	12.97%	5.24%	Jun. 24, 2014
Institutional Class | JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)	6.07%	3.24%	Jun. 24, 2014
Class A	18.26%	8.66%	Sep. 23, 2014
Class A | JP Morgan CEMBI BD 1-3 Year (reflects no deduction for fees, expenses, or taxes)	6.07%	3.65%	Sep. 23, 2014